UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	   Dworsky Alan Jacob, dba Mt. Auburn Management
Address:   Three Post Office Square
	   Suite 500
	   Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	April 25, 2005


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$130,265



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Aetna                          COM              00817Y108    14091   188000 SH       SOLE                            188000
Best Buy                       COM              086516101    10181   188500 SH       SOLE                            188500
Caremark Rx                    COM              141705103    10542   265000 SH       SOLE                            265000
Genentech                      COM              368710406    10671   188500 SH       SOLE                            188500
Network Appliance              COM              64120L104     8989   325000 SH       SOLE                            325000
Qualcomm                       COM              747525103     9029   246500 SH       SOLE                            246500
SAP                            COM              803054204    14228   355000 SH       SOLE                            355000
Schlumberger Ltd               COM              806857108    15611   221500 SH       SOLE                            221500
Whole Foods Market             COM              966837106    13073   128000 SH       SOLE                            128000
Zimmer Holdings                COM              98956P102    15951   205000 SH       SOLE                            205000
eBay                           COM              278642103     7899   212000 SH       SOLE                            212000